Property, Plant and Equipment (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2015
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross		$ 9,015	$ 9,282
Less: Accumulated depreciation		(5,838)	(5,974)
Net property, plant and equipment		3,177	3,308	$ 2,972
Depreciation expense		264	254	255
Capital leased assets		7	6
Interest capitalized		21	0	0
Asset impairment charges		48	0	$ 0
Consideration for disposal group					$ 140
Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross		7,327	7,500
Building [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross		737	778
Construction in progress [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross		804	852
Land [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross		111	116
Mineral rights [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, plant and equipment, gross		36	$ 36
Operating Segments [Member] | Chemical Solutions [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Asset impairment charges	$ 45
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Asset disposal group		$ 46